Income Taxes - Group Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current tax expense (excluding Pillar Two top-up tax)	$ (8.8)	$ (1.2)	$ (28.2)
Deferred tax (expense)/benefit (excluding rate change)	(9.8)	86.2	10.4
Rate change on deferred tax	0.0	0.3	0.0
Pillar Two top-up tax expense	(4.5)	0.0	0.0
Income tax (expense)/benefit	$ (23.1)	$ 85.3	$ (17.8)